Asset Impairments (Details) - USD ($)		3 Months Ended					12 Months Ended
	Sep. 05, 2018	Sep. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 20, 2019	Dec. 31, 2014
Asset Impairments
Impairment losses, other assets							$ 12,000,000
Impairment losses							5,000,000	$ 99,000,000	$ 1,534,000,000
Equity method investments			$ 412,000,000				388,000,000	412,000,000
Impairment losses on investments							$ 108,000,000	15,000,000	79,000,000
Emission Allowances
Asset Impairments
Impairment losses									20,000,000
Renewables
Asset Impairments
Impairment losses									29,000,000
Construction in Progress
Asset Impairments
Impairment losses						$ 41,000,000
Construction in progress						$ 0
Held-for-sale | NRG Solar Guam, LLC
Asset Impairments
Impairment losses			$ 12,000,000
Cash consideration										$ 8,000,000
Petra Nova
Asset Impairments
Contribution in cash		$ 95,000,000
Letter of credit		12,000,000
Guarantee (up to)		124,000,000
Impairment losses on equity method investments		$ 101,000,000
Keystone
Asset Impairments
Impairment losses on equity method investments	$ 14,000,000
Ownership percentage											3.70%
Impairment losses on investments									35,000,000
Conemaugh
Asset Impairments
Impairment losses on equity method investments	$ 14,000,000
Impairment losses on investments									35,000,000
Dunkirk
Asset Impairments
Impairment losses on equity method investments				$ 46,000,000
Equity method investments				$ 0
Other Investments
Asset Impairments
Impairment losses on equity method investments								15,000,000
Impairment losses on investments								$ 13,000,000	10,000,000
South Texas Project
Asset Impairments
Impairment losses on investments									1,248,000,000
Indian River
Asset Impairments
Impairment losses on investments									$ 36,000,000
Petra Nova Parish Holdings
Asset Impairments
Ownership percentage					50.00%				50.00%
Impairment losses on investments					$ 69,000,000